5. DERIVATIVE LIABILITIES (Details - Fair value) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability, beginning balance	$ 779,796	$ 1,153,491
Fair value of warrants issued in private placements reclassified from equity	0	169,700
Fair value of expired warrant	(140)
Fair value of warrants issued in private placements recognized as derivative expense		59,064
Change in fair value of derivative liability	(542,834)	(643,944)
Foreign exchange effect on derivative liability	36,348	41,485
Derivative liability, ending balance	$ 273,170	$ 779,796